Intangible assets (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Goodwill registered	R$ 3,112,169	R$ 3,112,169
Acquisition Of Cozani [Member]
IfrsStatementLineItems [Line Items]
Goodwill registered	2,636,426	2,636,426
Acquisitions Of T I M Fiber [Member]
IfrsStatementLineItems [Line Items]
Goodwill registered	108,172	108,172
Acquisition Of Intelig [Member]
IfrsStatementLineItems [Line Items]
Goodwill registered	210,015	210,015
Acquisition Of Minority Interests [Member]
IfrsStatementLineItems [Line Items]
Goodwill registered	R$ 157,556	R$ 157,556